UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/13 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2013

Shares		Value
COMMON STOCKS (97.7%)

	CONSUMER DISCRETIONARY (11.3%)
8,400	AutoZone, Inc. *	$3,550,932
28,000	BorgWarner, Inc.	2,838,920
40,000	Brinker International, Inc.	1,621,200
10,500	Buckle, Inc. (The) (1)	567,525
37,000	Darden Restaurants, Inc.	1,712,730
32,000	Dick’s Sporting Goods, Inc.	1,708,160
28,800	Domino’s Pizza, Inc.	1,956,960
23,000	Genuine Parts Co.	1,860,470
15,200	Gildan Activewear, Inc.	705,888
27,000	Johnson Controls, Inc.	1,120,500
8,600	Life Time Fitness, Inc. *	442,642
112,000	LKQ Corp. *	3,568,320
24,000	McDonald’s Corp.	2,309,040
49,000	NIKE, Inc. Class B	3,559,360
18,000	O’Reilly Automotive, Inc. *	2,296,620
13,000	Penn National Gaming, Inc. *	719,680
10,000	Signet Jewelers Ltd.	716,500
40,000	Starbucks Corp.	3,078,800
68,600	TJX Companies, Inc. (The)	3,868,354
5,400	VF Corp.	1,074,870
12,000	Wolverine World Wide, Inc.	698,760
44,000	Yum! Brands, Inc.	3,141,160
		43,117,391
	CONSUMER STAPLES (9.3%)
71,000	BRF S.A. ADR (1)	1,741,630
17,000	British American Tobacco PLC
	ADR (1)	1,787,550
21,300	Brown-Forman Corp. Class B	1,451,169
24,000	Bunge Ltd.	1,821,840
48,400	Church & Dwight Co., Inc.	2,906,420
16,800	Coca-Cola Femsa, S.A.B. de C.V.
	ADR (1)	2,116,464
130,000	Companhia de Bebidas das
	Americas ADR	4,985,500
14,000	Costco Wholesale Corp.	1,611,680
23,400	Energizer Holdings, Inc.	2,132,910
89,812	Flowers Foods, Inc.	1,925,569
20,000	Fomento Economico Mexicano
	S.A.B. de C.V. ADR	1,941,800
64,000	General Mills, Inc.	3,066,880
9,000	Green Mountain Coffee Roasters,
	Inc. * (1)	677,970
43,000	Hormel Foods Corp.	1,811,160
3,000	McCormick & Co., Inc.	194,100
29,000	PepsiCo, Inc.	2,305,500
22,000	Reynolds American, Inc.	1,073,160
32,000	Whole Foods Market, Inc.	1,872,000
		35,423,302
	ENERGY (5.5%)
18,000	Chevron Corp.	2,187,000
8,600	CNOOC Ltd. ADR	1,735,480
14,600	Core Laboratories N.V.	2,470,466
17,000	Enbridge, Inc.	709,580
28,000	EQT Corp.	2,484,160
70,000	FMC Technologies, Inc. *	3,879,400
51,400	Noble Energy, Inc.	3,444,314

Shares		Value
6,000	Oceaneering International, Inc.	$487,440
5,000	Oil States International, Inc. *	517,300
5,346	Pioneer Natural Resources Co.	1,009,325
26,000	TransCanada Corp. (1)	1,142,440
25,600	Ultrapar Participacoes S.A. ADR	629,504
		20,696,409
	FINANCIALS (11.4%)
8,000	ACE Ltd.	748,480
21,000	Affiliated Managers Group, Inc. *	3,835,440
52,600	AFLAC, Inc.	3,260,674
1,800	Alleghany Corp. *	737,370
36,000	American Tower Corp. REIT	2,668,680
45,000	Arch Capital Group Ltd. *	2,435,850
8,316	Banco de Chile ADR (1)	762,577
12,000	Bancolombia S.A. ADR (1)	690,480
13,300	Bank of Montreal (1)	888,706
22,100	Bank of Nova Scotia (1)	1,266,551
7,700	BlackRock, Inc.	2,083,774
16,000	BRE Properties, Inc. REIT	812,160
11,400	Camden Property Trust REIT	700,416
4,200	Canadian Imperial Bank of
	Commerce	334,908
27,000	Digital Realty Trust, Inc. (1)	1,433,700
23,200	Equity Lifestyle Properties, Inc.
	REIT	792,744
9,400	Essex Property Trust, Inc. REIT	1,388,380
1,200	Everest Re Group Ltd.	174,492
17,000	HCP, Inc. REIT	696,150
75,500	HDFC Bank Ltd. ADR	2,323,890
30,513	Itau Unibanco Holding S.A. ADR	430,844
22,000	M&T Bank Corp.	2,462,240
15,000	MetLife, Inc.	704,250
10,000	PartnerRe Ltd.	915,400
27,000	Portfolio Recovery Associates, Inc. *	1,618,380
5,000	Principal Financial Group, Inc.	214,100
30,000	ProAssurance Corp.	1,351,800
21,500	Prudential Financial, Inc.	1,676,570
26,000	Royal Bank of Canada	1,669,460
17,000	Stifel Financial Corp. *	700,740
17,000	T. Rowe Price Group, Inc.	1,222,810
8,000	Taubman Centers, Inc. REIT	538,480
7,400	Toronto-Dominion Bank (The)	665,852
30,000	Wells Fargo & Co.	1,239,600
		43,445,948
	HEALTH CARE (11.7%)
37,800	Alexion Pharmaceuticals, Inc. *	4,390,848
17,200	Allergan, Inc.	1,555,740
15,200	Bayer AG ADR (1)	1,792,688
14,500	Becton, Dickinson & Co.	1,450,290
2,000	Bio-Rad Laboratories, Inc. Class A *	235,120
14,800	Bio-Reference Laboratories, Inc. *
	(1)	442,224
17,000	C.R. Bard, Inc.	1,958,400
56,000	Catamaran Corp. *	2,573,200
68,000	Cerner Corp. *	3,573,400
6,200	Cooper Cos., Inc. (The)	804,078
6,000	DaVita HealthCare Partners, Inc. *	341,400

1

Value Line Premier Growth Fund, Inc.

September 30, 2013

Shares		Value
10,000	DENTSPLY International, Inc.	$434,100
26,000	Edwards Lifesciences Corp. *	1,810,380
46,000	Express Scripts Holding Co. *	2,841,880
8,600	Fresenius Medical Care AG & Co.
	KGaA ADR	278,468
38,800	Henry Schein, Inc. *	4,023,560
16,000	HMS Holdings Corp. *	344,160
24,000	IDEXX Laboratories, Inc. *	2,391,600
7,000	McKesson Corp.	898,100
2,000	Mednax, Inc. *	200,800
13,900	Mettler-Toledo International, Inc. *	3,337,251
6,500	MWI Veterinary Supply, Inc. *	970,840
17,800	Novo Nordisk A/S ADR	3,012,116
4,000	ResMed, Inc. (1)	211,280
23,000	Teva Pharmaceutical Industries
	Ltd. ADR	868,940
29,000	Thermo Fisher Scientific, Inc.	2,672,350
6,000	Universal Health Services, Inc.
	Class B	449,940
7,000	WellPoint, Inc.	585,270
		44,448,423
	INDUSTRIALS (26.9%)
85,000	ABB Ltd. ADR *	2,005,150
25,300	Acuity Brands, Inc.	2,328,106
96,750	AMETEK, Inc.	4,452,435
39,200	AZZ, Inc.	1,640,912
15,000	C.H. Robinson Worldwide, Inc.	893,400
29,900	Canadian National Railway Co.	3,030,963
31,000	Chicago Bridge & Iron Co. N.V.	2,100,870
35,000	CLARCOR, Inc.	1,943,550
10,000	Clean Harbors, Inc. *	586,600
61,000	Danaher Corp.	4,228,520
56,000	Donaldson Co., Inc.	2,135,280
16,200	Eaton Corp. PLC	1,115,208
26,000	EnerSys	1,576,380
14,800	Equifax, Inc.	885,780
18,000	Esterline Technologies Corp. *	1,438,020
30,000	Fastenal Co.	1,507,500
15,000	FedEx Corp.	1,711,650
12,000	Flowserve Corp.	748,680
16,000	General Dynamics Corp.	1,400,320
6,000	Graco, Inc.	444,360
23,250	HEICO Corp.	1,574,955
47,850	IDEX Corp.	3,122,212
12,600	IHS, Inc. Class A *	1,438,668
31,776	Iron Mountain, Inc.	858,588
33,000	J.B. Hunt Transport Services, Inc.	2,406,690
21,000	Kansas City Southern	2,296,560
36,000	Kirby Corp. *	3,115,800
5,000	L-3 Communications Holdings,
	Inc.	472,500
26,000	Lincoln Electric Holdings, Inc.	1,732,120
12,000	Oshkosh Corp. *	587,760
33,000	Parker Hannifin Corp.	3,587,760
17,800	Precision Castparts Corp.	4,044,872
66,500	Republic Services, Inc.	2,218,440
7,000	Rockwell Automation, Inc.	748,580
54,000	Rollins, Inc.	1,431,540
36,000	Roper Industries, Inc.	4,783,320

Shares		Value
50,700	Rush Enterprises, Inc. Class A *	$1,344,057
2,000	Snap-on, Inc.	199,000
37,600	Stericycle, Inc. *	4,339,040
19,000	Teledyne Technologies, Inc. *	1,613,670
66,000	Toro Co. (The)	3,587,100
14,700	Towers Watson & Co. Class A	1,572,312
25,000	Union Pacific Corp.	3,883,500
31,000	United Technologies Corp.	3,342,420
12,700	Valmont Industries, Inc.	1,764,157
12,600	W.W. Grainger, Inc.	3,297,546
42,800	Wabtec Corp.	2,690,836
67,600	Waste Connections, Inc.	3,069,716
22,000	Woodward Inc.	898,260
		102,195,663
	INFORMATION TECHNOLOGY (9.4%)
25,000	Accenture PLC Class A	1,841,000
19,400	Alliance Data Systems Corp. *	4,102,518
30,800	Amphenol Corp. Class A	2,383,304
9,700	Anixter International, Inc. *	850,302
60,000	ANSYS, Inc. *	5,191,200
17,000	Automatic Data Processing, Inc.	1,230,460
42,000	Cognizant Technology Solutions
	Corp. Class A *	3,449,040
14,600	Equinix, Inc. *	2,681,290
1,400	Fiserv, Inc. *	141,470
8,600	MasterCard, Inc. Class A	5,785,908
12,600	MICROS Systems, Inc. *	629,244
3,000	NCR Corp. *	118,830
75,000	Salesforce.com, Inc. *	3,893,250
51,000	Trimble Navigation Ltd. *	1,515,210
1,000	Ultimate Software Group, Inc.
	(The) *	147,400
20,300	WEX, Inc. *	1,781,325
		35,741,751
	MATERIALS (7.9%)
16,000	Agrium, Inc. (1)	1,344,480
15,000	Air Products & Chemicals, Inc.	1,598,550
8,000	Airgas, Inc.	848,400
3,600	Albemarle Corp.	226,584
30,700	AptarGroup, Inc.	1,845,991
20,000	Ball Corp.	897,600
12,400	BASF SE ADR (1)	1,190,400
4,000	Compass Minerals International,
	Inc.	305,080
29,000	Crown Holdings, Inc. *	1,226,120
3,200	Cytec Industries, Inc.	260,352
43,000	Ecolab, Inc.	4,246,680
24,000	FMC Corp.	1,721,280
6,600	NewMarket Corp. (1)	1,900,206
31,000	Praxair, Inc.	3,726,510
24,000	Rockwood Holdings, Inc.	1,605,600
20,200	Scotts Miracle-Gro Co. (The) Class
	A	1,111,606
30,000	Sigma-Aldrich Corp.	2,559,000
12,800	Syngenta AG ADR	1,040,640
39,000	Valspar Corp. (The)	2,473,770
		30,128,849

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	TELECOMMUNICATION SERVICES (1.6%)
36,000	Crown Castle International Corp. *	$2,629,080
43,000	SBA Communications Corp. Class
	A *	3,459,780
		6,088,860
	UTILITIES (2.7%)
165,600	Cia de Saneamento Basico do
	Estado de Sao Paulo ADR (1)	1,649,376
20,000	ITC Holdings Corp.	1,877,200
14,400	MDU Resources Group, Inc.	402,768
13,000	NextEra Energy, Inc.	1,042,080
32,000	ONEOK, Inc.	1,706,240
52,000	Questar Corp.	1,169,480
14,000	Sempra Energy	1,198,400
26,800	Wisconsin Energy Corp.	1,082,184
		10,127,728
	TOTAL COMMON STOCKS
	(Cost $191,229,057) (97.7%)	371,414,324

Principal
Amount		Value
SHORT-TERM INVESTMENTS (6.6%)
	REPURCHASE AGREEMENTS (2.2%)
$8,300,000	With Morgan Stanley, 0.02%,
	dated 09/30/13, due 10/01/13,
	delivery value $8,300,005
	(collateralized by $8,430,000
	U.S. Treasury Notes 1.000% due
	03/31/17, with a value of
	$8,472,052)	$8,300,000
	JOINT REPURCHASE AGREEMENTS
	(INVESTMENTS OF CASH COLLATERAL FOR
	SECURITIES ON LOAN) (4.4%)
6,127,278	Joint Repurchase Agreement with
	Morgan Stanley, 0.05%, dated
	09/30/13, due 10/01/13, delivery
	value $6,127,287 (collateralized
	by $6,249,824 U.S. Treasury
	STRIPS Zero Coupon Notes due
	11/15/15 - 08/15/23, U.S.
	Treasury Notes 0.250% - 1.250%
	due 09/15/15 - 09/30/15, and
	U.S. Treasury Bonds 6.125%
	due 11/15/27, with a value of
	$6,185,786)	6,127,278

Principal
Amount		Value
$6,405,791	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 09/30/13,
	due 10/01/13, delivery value
	$6,405,801 (collateralized by
	$6,533,926 U.S. Treasury
	Inflation Indexed Notes 0.500%
	due 04/15/15, with a value of
	$6,519,285)	$6,405,791
4,177,689	Joint Repurchase Agreement with
	Credit Suisse First Boston,
	0.05%, dated 09/30/13, due
	10/01/13, delivery value
	$4,177,695 (collateralized by
	$4,261,657 U.S. Treasury Notes
	0.250% due 10/15/15, with a
	value of $4,256,762)	4,177,689
		16,710,758
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $25,010,758) (6.6%)	25,010,758

	TOTAL INVESTMENT
	SECURITIES (104.3%)
	(Cost $216,239,815)	$396,425,082

EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-4.3%)		(16,177,687)
NET ASSETS (2) (100%)		$380,247,395

NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($380,247,395 ÷ 11,302,900 shares outstanding)		$33.64

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $16,274,400.
(2)
For federal income tax purposes, the aggregate cost was $216,239,815, aggregate gross unrealized appreciation was $181,073,887, aggregate gross unrealized depreciation was $888,620 and the net unrealized appreciation was $180,185,267.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$371,414,324	$0	$0	$371,414,324
Short-Term Investments	0	25,010,758	0	25,010,758

Total Investments in Securities	$371,414,324	$25,010,758	$0	$396,425,082

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2013